Intangible assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible assets

14.	Intangible assets

(a)	Details of intangible assets as of December 31, 2020 and 2021 are as follows:

	2020		2021
Goodwill	~~W~~	4,689,792	4,670,134
Software		144,535	192,582
Development cost		183,592	229,148
Others		462,700	552,918

	~~W~~ 5,480,619		5,644,782

(b)	Changes in intangible assets for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Goodwill		Software	Development cost	Others	Total
Beginning balance	~~W~~	4,690,049	129,235	144,100	595,330	5,558,714
Acquisition		—	64,195	105,101	64,079	233,375
Disposal and Write-off		—	(1)	(75)	(26,785)	(26,861)
Amounts transferred from(to) property and equipment		—	1,415	(7,820)	2,667	(3,738)
Impairment (*1)(*2)		(14,235)	—	—	(27,075)	(41,310)
Amortization (*3)		—	(49,159)	(57,690)	(145,756)	(252,605)
Effects of changes in foreign exchange rate		—	(1,150)	(24)	(222)	(1,396)
Business combination (Note 47)		13,978	—	—	462	14,440

Ending balance	~~W~~	4,689,792	144,535	183,592	462,700	5,480,619

(*1)
The number of customer contacts decreased due to the decrease in the base interest rate in Indonesia in 2020 and the impact of
COVID-19.
Therefore, reclaimable amount decreased due to reduced loan and increased provisioning by corporate borrowers. PT Bank Shinhan Indonesia’s CGUs can recover
~~W~~
409,968 million. The carrying value exceeding the recoverable amount of PT Bank Shinhan Indonesia’s CGUs is
~~W~~
14,379 million. The Group recognized as impairment losses of
~~W~~
14,235 million based on the 99% stake the Group owns.

(*2)
The Group reviewed the recoverable value of intangible assets related to the rights to be the depository bank of local governments due to the performance below forecast and future prospects. For the year ended December 31, 2020, the impairment loss amounted to
~~W~~
27,133 million. The impairment loss is included in the
non-operating
expenses in the consolidated statement of comprehensive income.

(*3)	Included in general administrative expense and other operating income (expense) of the consolidated statements of comprehensive income.

	2021
	Goodwill		Software	Development cost	Others	Total
Beginning balance	~~W~~	4,689,792	144,535	183,592	462,700	5,480,619
Acquisition		—	103,929	127,993	225,228	457,150
Disposal and Write-off		—	(2,341)	(719)	(5,349)	(8,409)
Amounts transferred from(to) property and equipment		—	—	(3,676)	—	(3,676)
Impairment (*1)		(33,509)	—	(270)	(765)	(34,544)
Amortization (*2)		—	(55,531)	(77,734)	(129,615)	(262,880)
Effects of changes in foreign exchange rate		—	1,990	(38)	719	2,671
Business combination (Note 47)		13,851	—	—	—	13,851

Ending balance	~~W~~	4,670,134	192,582	229,148	552,918	5,644,782

(*1)
Goodwill impairment has occurred at Shinhan Bank Indonesia within the banking sector and PT Shinhan Sekuritas Indonesia within the securities sector among the cash-generating units. After the impairment test for goodwill of Shinhan Bank Indonesia, among the carrying value exceeding recoverable amount of cash-generating unit, which is
~~W~~
32,396 million, the Group has recognized
~~W~~
32,072 million as an impairment of goodwill which is 99% of the Group’s total stake. After the impairment test for goodwill of PT Shinhan Sekuritas Indonesia, among the carrying value exceeding recoverable amount of cash-generating unit, which is
~~W~~
2,595 million, the Group has recognized
~~W~~
2,569 million as an impairment of goodwill which is 99% of the Group’s total stake. This has occurred as a result of the persistent low-interest
rate in Indonesia, the impact of
COVID-19,
and the decrease in the recoverable amount due to increased provisions of corporate borrowers. For the year ended December 31, 2021, the decrease in the asset’s recoverable amount in comparison to the previous year is
~~W~~
56,587 million and
~~W~~
8,715 million, respectively. The amount of goodwill impairment recognized is included in the non-operating
expenses of the consolidated statement of comprehensive income.

(*2)	Included in general administrative expense and other operating income (expense) of the consolidated statements of comprehensive income.

(c)	Goodwill

i)	Goodwill allocated in the Group’s CGUs as of December 31, 2020 and 2021 is as follows:

	2020		2021
Banking	~~W~~	795,823	764,883
Credit card		2,880,383	2,880,383
Securities		7,904	5,335
Life insurance		839,947	853,798
Others		165,735	165,735

	~~W~~	4,689,792	4,670,134

ii)	Changes in goodwill for the years ended December 31, 2020 and 2021 are as follows:

	2020		2021
Beginning balance	~~W~~	4,690,049	4,689,792
Acquisitions through business combinations (*1)(*2)		13,978	13,851
Impairment losses		(14,235)	(33,509)

Ending balance	~~W~~	4,689,792	4,670,134

(*1)	It is the goodwill recognized by Shinhan Financial Plus, a subsidiary acquired in the period, from a business transfer for the GF division and IMGA division of Leaders Financial Marketing (Note 47).
(*2)	It is the goodwill recognized by the Group as it newly acquired the Shinhan Venture Investment Co., Ltd. for the year ended December 31, 2020 (Note 47).

iii)	Goodwill impairment test

The	recoverable amounts of each CGU are evaluated based on their respective value in use.

•	Explanation on evaluation method
The income approach is applied when evaluating the recoverable amounts based on value in use, considering the characteristics of each unit or group of CGU.

•	Projection period
When evaluating the value in use, 4.5 years~5.5 years of cash flow estimates are used in projection and the value thereafter is reflected as terminal value. 99 years of cash flow estimates for Shinhan Life Insurance Co., Ltd. is applied and the present value of the future cash flows thereafter is not applied as it is not significant.

•	Discount rates and terminal growth rates
The required rates of return expected by shareholders are applied to the discount rates. It is calculated in consideration of which comprises a risk-free interest rate, a market risk premium and systemic risk (beta factor). In addition, terminal growth rate is estimated based on inflation rate.
Discount rates and terminal growth rates applied to each CGU are as follows:

	Discount rate(%)	Terminal growth rate(%)
Banking	9.7~12.1	1.0~2.0
Credit card	9.3~11.8	1.0~2.0
Securities	11.6~12.6	2.0
Life insurance	7.5~12.7	—
Others	10.8~14.9	1.0

iv)	Key assumptions
Key assumptions used in the discounted cash flow calculations of CGUs (other than life insurance components) are as follows:

	2021	2022	2023	2024	2025	2026
CPI growth(%)	2.2	1.7	1.4	1.7	1.5	1.5
Private consumption growth(%)	3.1	2.6	2.5	2.7	2.6	2.6
Real GDP growth(%)	3.8	2.7	2.5	3.0	2.8	2.8
Key assumptions used in the discounted cash flow calculations of life insurance (Shinhan life insurance) components are as follows:

Key assumptions
Rate of return on investment(%)	3.1
Risk-based capital ratio(%)	150.0

v)	Total recoverable amount and total carrying value of CGUs to which goodwill has been allocated, are as follows:

	Amount
Total recoverable amount	~~W~~	51,932,888
Total carrying value (*1)		45,482,263

	~~W~~	6,450,625

(*1)	It is the carrying value after reflecting the impairment loss in the banking and securities sector.